S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Feb. 20, 2026 USD ($) $ / shares shares
Founder Share [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	150,000
MOZAYYX Acquisition Sponsor LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,187,500
MOZAYYX Acquisition Sponsor LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,250,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,500,000
MOZAYYX Acquisition Sponsor LLC [Member] | Warrant Agreement [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	300,000
MOZAYYX Acquisition Sponsor LLC [Member] | Working capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Working capital [Member] | Warrant Agreement [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 2